As filed with the U.S. Securities and Exchange Commission on February 23, 2021

File Nos. 811-22378

333-164298

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 92	[X]

(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell, President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[   ]  Immediately upon filing pursuant to Rule 485(b).

[X]  on February 26, 2021 pursuant to Rule 485(b).

[   ]  on (date) pursuant to Rule 485(a)(1).

[   ]  60 days after filing pursuant to Rule 485 (a)(1).

[   ]  75 days after filing pursuant to Rule 485 (a)(2).

[   ]  on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to DoubleLine Funds Trust’s (the “Registrant”) Post-Effective Amendment No. 82 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 91 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 11, 2020 (the “Post-Effective Amendment”), are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate February 26, 2021 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on December 11, 2020, which contains the Prospectus and the Statement of Additional Information describing DoubleLine Income Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on February 24, 2021. This Post-Effective Amendment No. 83 relates solely to the Registrant’s series: DoubleLine Multi-Asset Trend Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of this Post-Effective Amendment No. 83 (the “Amendment”) to its Registration Statement on Form N-1A (the “Registration Statement”) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 23rd day of February, 2021.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell Ronald R. Redell	President and Trustee	February 23, 2021

/s/ Henry V. Chase Henry V. Chase	Treasurer and Principal Financial and Accounting Officer	February 23, 2021

/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	February 23, 2021

/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	February 23, 2021

/s/ John C. Salter* John C. Salter	Trustee	February 23, 2021

/s/ Raymond B. Woolson* Raymond B. Woolson	Trustee	February 23, 2021

*By: /s/ Cris Santa Ana

Cris Santa Ana

Attorney-in-Fact

Date: February 23, 2021